JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

April 10, 2025

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	ETF Opportunities Trust (the “Trust”) - Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Trust, we transmit herewith for filing with the U.S. Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the “Act”) the Trust's registration statement on Form N-14 under the Act (the “Registration Statement”). The Registration Statement relates to a proposed Agreement and Plan of Reorganization providing for the transfer of all the assets and liabilities of the Target Fund, a series of World Funds Trust, to and in exchange for shares of the Acquiring Fund, which is a newly created series of the Trust as follows:

Target Fund	Acquiring Fund

OTG Latin America Fund	OTG Latin America ETF

If you have any questions concerning the foregoing, please contact me at either (913) 660-0778 or John.Lively@Practus.com. Please note that I will be out of the office during April 21-25, 2025, and I may have limited or delayed response times. To arrange for comments during that period, in the alternative, please contact Steve King at (949) 245-2700 or Stephen.King@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP